STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended
	Nov. 20, 2013	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		5,000,000	5,000,000
Preferred Stock, Shares Issued		0	0
Stock Issued During Period, Shares, Conversion of Convertible Securities	6,591,494
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock Shares Outstanding		11,707,051	11,687,747
Common Stock Shares Issued		11,707,051	11,687,747
Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	5,426,844
Series A-1 [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	940,000
Preferred Stock, Shares Issued	940,000
Series A-2 [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	736,844
Preferred Stock, Shares Issued	736,844
Series A-3 [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	3,750,000
Preferred Stock, Shares Issued	1,500,000